STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock	Accumulated Deficit During the Development Stage
Beginning Balance at Dec. 01, 2010
Issuance of common stock (in shares)		1,000
Issuance of common stock	$ 10	$ 10
Ending Balance at Dec. 31, 2010	10	10
Ending Balance (in shares) at Dec. 31, 2010		1,000
Net loss	(16,010)		(16,010)
Ending Balance at Jun. 30, 2011	$ (16,000)	$ 10	$ (16,010)
Ending Balance (in shares) at Jun. 30, 2011		1,000